Commitments and Contingencies - Future Minimum Cash Lease Commitments Under All Non-Cancelable Leases in Effect for Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future Minimum Lease Payments Under Capital Leases And Operating Leases For Continuing Operations [Line Items]
Capital Operating Leases, 2013	$ 735
Capital Operating Leases, 2014	623
Capital Operating Leases, 2015	363
Capital Operating Leases, 2016
Capital Operating Leases, 2017
Capital Operating Leases, Years thereafter
Capital Operating Leases, Total minimum lease payments	1,721
Capital Operating Leases, Less amount representing interest	(77)
Capital Operating Leases, Total present value of minimum payments	1,644
Capital Operating Leases, Less current portion of obligations	(686)
Capital Operating Leases, Long-term obligations	958
Operating Leases, 2013	5,744
Operating Leases, 2014	5,856
Operating Leases, 2015	4,628
Operating Leases, 2016	4,621
Operating Leases, 2017	4,249
Operating Leases, Years thereafter	613,758
Operating Leases, Total minimum lease payments	$ 638,856